Loans, Borrowings and Bank Overdrafts - Additional Information (Detail)
₨ in Millions, ฿ in Millions, ر.ق in Millions, ر.س in Millions, £ in Millions, Rp in Millions, R$ in Millions, .د.ب in Millions, $ in Millions, $ in Millions, $ in Millions
12 Months Ended
		Jun. 23, 2021 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SAR (ر.س)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 BHD (.د.ب)	Mar. 31, 2025 AUD ($)	Mar. 31, 2025 THB (฿)	Mar. 31, 2025 BRL (R$)	Mar. 31, 2025 IDR (Rp)	Mar. 31, 2025 QAR (ر.ق)	Mar. 31, 2025 MXN ($)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about borrowings [line items]
Borrowings | ₨	[1]		₨ 161,817											₨ 141,466
Loans Borrowing And Bank Overdraft [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			97,863											79,166
Line of credit [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			88,485
Line of credit [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | $				$ 520
Remaining borrowing capacity | $				$ 130
Line of credit [member] | Indonesia, Rupiahs [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | Rp											Rp 13,000
Remaining borrowing capacity | Rp											Rp 13,000
Line of credit [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Remaining borrowing capacity | ₨			27,985
Line of credit [member] | Saudi Arabia, Riyals [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.س					ر.س 120
Remaining borrowing capacity | ر.س					ر.س 120
Line of credit [member] | United Kingdom, Pounds [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | £						£ 7
Remaining borrowing capacity | £						£ 7
Line of credit [member] | Australia, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | $								$ 75
Line of credit [member] | Bahrain, Dinars [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | .د.ب							.د.ب 1
Remaining borrowing capacity | .د.ب							.د.ب 1
Line of credit [member] | Thailand, Baht [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ฿									฿ 5
Remaining borrowing capacity | ฿									฿ 5
Line of credit [member] | Brazilian, Real [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | R$										R$ 7
Remaining borrowing capacity | R$										R$ 7
Line of credit [member] | Qatari, Riyal [Member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ر.ق												ر.ق 10
Remaining borrowing capacity | ر.ق												ر.ق 10
Line of credit [member] | Mexican, Peso [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | $													$ 33
Remaining borrowing capacity | $													$ 33
Revolving credit facilities non-fund based [member]
Disclosure of detailed information about borrowings [line items]
Loans, Borrowings and Bank overdrafts | ₨			49,634											48,536
Remaining borrowing capacity | ₨			₨ 36,524											₨ 35,081
Unsecured Notes 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 750
Interest rate		1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Final maturity		June 23, 2026
Unsecured Notes 2026 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Final maturity			June-26

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.